Common Stock	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Common Stock [Abstract]
Common Stock
(14)	Common Stock
The Company has authorized the issuance of 1,000,000,000 shares of common stock and 10,000,000 shares of preferred stock as of October 1, 2023. No preferred stock has been issued.
The Company has reserved shares of common stock for issuance related to the following:

As of October 1, 2023
Common stock warrants	27,637,266
Employee stock purchase plan	2,628,996
Stock options and RSUs, issued and outstanding	7,013,514
Stock options and RSUs, authorized for future issuance	8,625,023

Total shares reserved	45,904,799

(13)	Common Stock
The Company has authorized the issuance of 28,978,046 and 13,547,878 shares of common stock as of December 31, 2022 and December 31, 2021, respectively.

The Company has reserved shares of common stock for issuance related to the following redeemable convertible preferred stock, stock options, common stock warrants, redeemable convertible preferred stock warrants, and future grants:

	As of December 31,
	2022	2021
Common stock warrants	3,389,005	690,236
Stock options, issued and outstanding	4,970,395	2,135,454
Stock options, authorized for future issuance	369,907	141,644
SAFE agreement	—	341,604
Convertible notes	—	1,621,299

Total shares reserved	8,729,307	4,930,237